Financial Instruments - Changes in Fair Value of Financial Assets and Financial Liabilities Classified as Level 3 (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Beginning	₩ 99,021,750
Ending	101,486,316	₩ 99,021,750
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning	861,674	620,914
Acquisition	100,442	182,217
Gain(Loss) on valuation of financial assets	39,621	24,613
Other comprehensive income(loss)	22,526	126,510
Disposal and others	(149,172)	(92,580)
Ending	₩ 875,091	₩ 861,674